Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes
Schedule of significant components of the provision for income taxes

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2025	June 30, 2024	June 30, 2023
Cayman	$(4,228,125)	$(8,833,523)	$(6,034,362)
United States	(140,273)	(9,052,317)	(22,024,619)
Canada	(1,508)	(349,960)	(1,998)
Singapore	—	(49,158)	(155,373)
	$(4,369,906)	$(18,284,958)	$(28,216,352)

Schedule of reconciliation of statutory tax rates to effective tax rate

	For the year	For the year	For the year
	ended	ended	ended
	June 30,	June 30,	June 30,
	2025	2024	2023
Federal statutory tax rate	21.0%	21.0%	21.0%
Weighted state statutory tax rate	8.7%	6.3%	6.4%
Change in valuation allowance	(29.7)%	(27.3)%	(27.4)%
Effective tax rate	—%	—%	—%

Schedule of significant components of deferred tax assets

	June 30,	June 30,
	2025	2024
Deferred tax assets
Net operating loss carryforward in the U.S.	6,480,712	6,408,628
Net operating loss carryforward in Canada	53,361	53,134
Net operating loss carryforward in Singapore	—	38,996
Valuation allowance	(6,534,073)	(6,500,758)
Total net deferred tax assets	$—	$—